Risk Management - Schedule of Risk Concentrations (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021
Asset classes and individual investment risks [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Income producing commercial office properties, percentage	41.00%	47.00%
Ontario Canada [Member] | Asset classes and individual investment risks [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Largest concentration of mortgages and real estate, percentage	27.00%	28.00%
A [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	39.00%	39.00%
AA [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	17.00%	17.00%
AAA [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Investment grade debt securities and private placements rate	14.00%	15.00%